Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity award practices
Although we do not have a formal policy or obligation to grant equity awards to executive officers and directors on specific dates, we apply a consistent approach in our equity award practices by considering the granting of annual equity awards to our executive officers and directors at or around the same time each year. Annual equity awards to our Named Executive Officers are made by the compensation/human resources committee, and the grant date of these awards is the same day that the compensation/human resources committee meets to approve the awards. The compensation/human resources committee generally meets to consider granting equity awards to our Named Executive Officers promptly following AmeriServ’s release of earnings for the fourth quarter and fiscal year. Annual retainers payable to independent directors which are paid in shares of common stock are typically purchased in the open market during the second quarter of the year. We do not take material nonpublic information into account when determining the timing and terms of equity awards, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options or similar awards to our Named Executive Officers in several years.

Award Timing Method	Although we do not have a formal policy or obligation to grant equity awards to executive officers and directors on specific dates, we apply a consistent approach in our equity award practices by considering the granting of annual equity awards to our executive officers and directors at or around the same time each year. Annual equity awards to our Named Executive Officers are made by the compensation/human resources committee, and the grant date of these awards is the same day that the compensation/human resources committee meets to approve the awards. The compensation/human resources committee generally meets to consider granting equity awards to our Named Executive Officers promptly following AmeriServ’s release of earnings for the fourth quarter and fiscal year. Annual retainers payable to independent directors which are paid in shares of common stock are typically purchased in the open market during the second quarter of the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing and terms of equity awards, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false